Restructuring Charge (Details) - Schedule of restructuring activities by reportable segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets	$ 1,557		$ 1,070
Total restructuring charge	1,557	$ 1,699	8,506
Employee termination		1,594	4,517
Facility closure and consolidation charge (recovery)		105	2,919
Capital Markets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets	917
Total restructuring charge	917		1,374
Employee termination			29
Facility closure and consolidation charge (recovery)			1,345
Wealth Management [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets			1,070
Total restructuring charge		(4)	7,004
Employee termination			4,150
Facility closure and consolidation charge (recovery)		(4)	1,784
Auction and Liquidation [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets	140
Total restructuring charge	140
Employee termination
Facility closure and consolidation charge (recovery)
Financial Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets	500
Total restructuring charge	500
Employee termination
Facility closure and consolidation charge (recovery)
Principal Investments - United Online and magicJack [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets
Total restructuring charge		1,703	338
Employee termination		1,594	338
Facility closure and consolidation charge (recovery)		109
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets
Total restructuring charge			(210)
Employee termination
Facility closure and consolidation charge (recovery)			$ (210)